                           OPPENHEIMER CAPITAL APPRECIATION FUND
                         Supplement dated September 28, 2005 to the
                             Prospectus dated October 25, 2004

This  supplement  amends the  Prospectus  dated October 25, 2004 of  Oppenheimer
Capital  Appreciation  Fund (the "Fund"),  and is in addition to the  supplement dated February 18, 2005 and replaces the supplement dated August 11, 2005.

The Prospectus is revised as follows:

1.   Effective  October 1, 2005,  the paragraph  captioned  "Portfolio  Manager"
     under the  section  "How the Fund Is  Managed" on page 11 is deleted in its entirety and replaced by the following:

     Portfolio  Managers.  William L. Wilby, CFA, and Marc L. Baylin,  CFA, have been the  co-portfolio  managers  of the Fund  since  October  2005 and are principally  responsible  for  the  day-to-day  management  of  the  Fund's investments.  Mr.  Wilby has been a Senior  Vice  President  of the Manager since July 1994 and a Senior Investment Officer and Director of Equities of
     the  Manager  since July 2004.  Mr.  Wilby was  Director  of  International
     Equities of the  Manager  from May 2000  through  July 2004 and Senior Vice
     President of HarbourView Asset Management Corporation from May 1999 through
     November 2001.  Before joining  OppenheimerFunds  in 1991, Mr. Wilby was an
     International Investment Strategist at Brown Brothers Harriman & Co., a
     Managing  Director  and  Portfolio  Manager  at AIG  Global  Investors,  an
     International  Pension  Manager at  Northern  Trust Bank in Chicago  and an
     International Financial Economist at Northern Trust Bank and at the Federal
     Reserve Bank in Chicago.

     Mr. Baylin is a Vice President of the Manager and a member of the Manager's
     Growth Equity  Investment Team. He was Managing Director and Lead Portfolio
     Manager at JP Morgan Fleming Investment Management from June 2002 to August
     2005 and was a Vice  President  of T. Rowe  Price,  where he was an analyst from  June 1993 and a  portfolio  manager  from  March  1999 to June  2002.
     Messrs. Wilby and Baylin are portfolio managers of other Oppenheimer funds.

September 28, 2005                                            PS0320.024

                 OPPENHEIMER CAPITAL APPRECIATION FUND

               Supplement dated September 28, 2005 to the
  Statement of Additional Information dated October 25, 2004, revised
                            February 3, 2005

This supplement replaces the supplement dated February 18, 2005 and amends the Statement of Additional Information dated October 25, 2004, revised February 3, 2005 as follows:

1. The first sentence of the second paragraph on page 24 is replaced with the following:

   Messrs. Wilby, Baylin, Murphy, Petersen, Vandehey, Vottiero, Wixted,
   Zack and Gillespie and and Mses. Bloomberg and Ives respectively hold the same offices with one or more of the other Board I Funds as with the Fund.

2.    The biography chart for "Officers of the Fund" and the paragraph preceding it on page 27 are amended as follows:

   The address of the Officers in the chart below is as follows: for
Messrs. Wilby, Baylin, Zack and Gillespie and Ms. Bloomberg, Two World
Financial Center, 225 Liberty Street, New York, NY 10281-1008, for
Messrs. Vandehey, Vottiero, Petersen and Wixted and Ms. Ives, 6803 S.
Tucson Way, Centennial, CO 80112-3924.  Each Officer serves for an indefinite term or until his or her earlier resignation, death or removal.

   The biographies for Jane Putnam and Wayne Miao are deleted from the chart and the biographies for Messrs. Wilby and Baylin are added, as follows:

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                      Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L. Wilby           Senior Vice President of the Manager since July 1994 and
Portfolio Manager since    Senior Investment Officer and Director of Equities of
2005                       the Manager since July 2004. Mr. Wilby was Director of
Age: 61                    International Equities of the Manager from May 2000
                           through July 2004 and Senior Vice President of
                           HarbourView Asset Management Corporation from May 1999
                           through November 2001. Before joining OppenheimerFunds
                           in 1991, Mr. Wilby was an International Investment
                           Strategist at Brown Brothers Harriman & Co., a Managing
                           Director and Portfolio Manager at AIG Global Investors,
                           an International Pension Manager at Northern Trust Bank
                           in Chicago and an International Financial Economist at
                           Northern Trust Bank and at the Federal Reserve Bank in
                           Chicago. A portfolio manager of other Oppenheimer funds.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Marc L. Baylin             Vice President of the Manager and a member of the
Portfolio Manager since    Manager's Growth Equity Investment Team. He was Managing
2005                       Director and Lead Portfolio Manager at JP Morgan Fleming
Age: 37                    Investment Management from June 2002 to August 2005 and
                           was a Vice President of T. Rowe Price, where he was an
                           analyst from June 1993 and a portfolio manager from
                           March 1999 to June 2002. A portfolio manager of other
                           Oppenheimer funds.
-------------------------------------------------------------------------------------

3. The first three paragraphs of the section entitled "Letters of
Intent" on page 47 are replaced with the following:

   Letters of Intent.  Under a Letter of Intent ("Letter"), you can
   reduce the sales charge rate that applies to your purchases of Class
   A shares if you purchase Class A, Class B or Class C shares of the
   Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases made up to 90 days before the date of the Letter. Class A shares of
   Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash Reserves
   fund on which you did not pay a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter is an investor's statement in writing to the
   Distributor of his or her intention to purchase a specified value of
   Class A, Class B and Class C shares of the Fund and other
   Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the
   Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a sales charge) do not count toward satisfying the amount of the
   Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

4. The following is added to the end of the section entitled "Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions" on page B-4 of Appendix B:

|_|   Shares purchased in amounts of less than $5.

September 28, 2005                                                  PX0320.012